Long-lived Assets	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Property, Plant and Equipment [Abstract]
Long-lived Assets

Note 9 – Income from Assets Held for Investment, net:

In August 2013, the Company sold a property which was held for investment for gross proceeds after real estate commissions of $883,780. This property had a net book value of $694,911, resulting in an accounting gain of $188,869 which is included in income from assets held for investment, net on the interim consolidated statement of operations. The property was secured by a mortgage which was discharged upon the sale. After the discharge of the mortgage ($606,806), as well as legal fees, interest, penalties and other costs ($73,628 in aggregate), the sale resulted in net cash proceeds to the Company of $203,346.

Note 3 - Long-lived Assets:

 Proper and Equipment

The costs and accumulated depreciation of property and equipment are summarized as follows:

	July 31,
	2014	2013
Buildings and Improvements	$-0-	$117,898
Furniture and Fixtures	13,078	23,452
Office Equipment	-0-	38,690
Lab Equipment	-0-	327,899
Total Property and Equipment	13,078	507,939
Less: Accumulated Depreciated	7,785	422,533
Property and Equipment, Net	$5,293	$85,406

Depreciation expense related to property and equipment amounted to $10,482, $41,890 and $97,967 for the years ended July 31, 2014, 2013 and 2012, respectively.

Assets Held for Investment, Net

The costs and accumulated depreciation of assets held for investment are summarized as follows:

	July 31,
	2014	2013
Assets Held For Investment	$-0-	$960,726
Less: Accumulated Depreciation	-0-	289,954
Assets Held for Investment, Net	$-0-	$640,772

These assets were held as collateral for long term debt (see Note 8). Depreciation expense on assets held for investment amounted to $0, $30,764 and $74,070 for the years ended July 31, 2014, 2013 and 2012, respectively.

The Company held these properties for investment purposes and collected rental income as described directly below.

Income from Assets Held for Investment, net

In August 2013, the Company sold a property which was held for investment for gross proceeds after real estate commissions of $883,780. This property had a net book value of $694,911, resulting in an accounting gain of $188,869 which is included in income from assets held for investment, net on the consolidated statement of operations. The property was secured by a mortgage which was discharged upon the sale, as described in the last paragraph of this note below. After the discharge of the mortgage ($606,806), as well as legal fees, interest, penalties and other costs ($73,628 in aggregate) the sale resulted in net cash proceeds to the Company of $203,346.

In March 2013, the Company sold a property which was held for investment for gross proceeds after real estate commissions of $256,835. This property had a net book value of $169,566, resulting in an accounting gain of $87,682 which is included in income from assets held for investment, net on the consolidated statement of operations. The property was secured by a mortgage which was partially discharged upon the sale, as described in the last paragraph of this note below. After the partial discharge of the mortgage ($216,810), as well as legal fees, interest, penalties and other costs (approximately $13,000 in aggregate), the sale resulted in net cash proceeds to the Company of $27,025.

In September 2012, the Company sold its head office real estate in Toronto for gross proceeds after real estate commissions of $1,579,189. This property had a net book value of $585,064, resulting in an accounting gain of $994,125 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the property. The first mortgage on the property, with remaining principal of $480,951, was discharged completely upon sale. The remaining net proceeds of $1,028,780 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from this property sale.

In July 2012, the Company sold a property for gross proceeds after real estate commissions of $342,862. This property had a net book value of $107,203, resulting in an accounting gain of $235,659 which is included in income from assets held for investment, net, on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to partially discharge the first and second mortgages on the property and the Company did not receive any of the net proceeds from this property sale.

In March and April, 2012, the Company sold nine commercial condominium units which were held for investment for gross proceeds after real estate commissions of $2,865,682. These properties had a net book value of $1,783,932, resulting in an accounting gain of $1,081,750 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the properties. There were two first mortgages on the properties, with combined remaining principals of $571,680, which were discharged completely upon sale. The remaining net proceeds of $2,190,952 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from these property sales.

In August 2011, the Company sold two properties which were held for investment for gross proceeds after real estate commissions of $1,669,115. These two properties had a net book value of $1,029,435, resulting in an accounting gain of $639,680 which is included in income from assets held for investment, net on the consolidated statement of operations. The two properties had mortgages of $659,288 which were discharged upon sale, resulting in net cash proceeds to the Company of $1,009,827.

The total accounting gains in this category from property sales in the fiscal years ended July 31, 2014, 2013 and 2012 were $188,869, $1,081,807 and $1,957,089, respectively.

The remaining income of $4,738, $163,358 and $249,127 in this category in the respective fiscal years ended July 31, 2014, 2013 and 2012, pertains to rental income from properties held for investment, net of carrying and operating expenses. Gross income from rental operations was $7,847, $221,399 and $384,299 and rental expenses were $1,935, $58,041 and $135,172, including the depreciation expense amounts above relating to assets held for investment, for the years ended July 31, 2014, 2013 and 2012, respectively.

Prior to the August 2013 property sale, the properties held for investment had an interest only first mortgage which closed on November 30, 2012 with a principal amount $606,806, an interest rate of 9.75% compounded semi-annually and a maturity date of November 30, 2013. Upon the sale of the property, the mortgage was discharged.